Discontinued Operations (Schedule of Cash Flows from Discontinued Operations) (Details) - Viggle - Discontinued Operations, Disposed of by Sale - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash used in operating activities	$ (15,998)	$ (17,984)
Net cash used in investing activities	0	(843)
Net cash used in discontinued operations	$ (15,998)	$ (18,827)